Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Future Payments	The following table summarizes the Company’s commitments as at December 31, 2022:

	2023	2024	2025	2026	2027	Thereafter
Product transportation and processing (1)	$1,171	$1,349	$1,168	$1,102	$1,052	$11,095
North West Redwater Partnership service toll (2)	$151	$152	$151	$133	$118	$4,884
Offshore vessels and equipment	$44	$35	$—	$—	$—	$—
Field equipment and power	$36	$27	$24	$23	$22	$215
Other	$23	$24	$21	$16	$—	$—
(1)Includes commitments pertaining to a 20-year product transportation agreement on the Trans Mountain Pipeline Expansion.
(2)Pursuant to the processing agreements, the Company pays its 25% pro rata share of the debt component of the monthly fee-for-service toll. Included in the toll is $2,863 million of interest payable over the 40-year tolling period, ending in 2058 (note 10).